COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended
Sep. 30, 2020
COMMITMENTS AND CONTINGENCIES
Schedule of Long-term Purchase Commitment

Twelve months ending September 30,	RMB
2021	1,751,294,451
2022	292,791,473
Total	2,044,085,924